FINANCIAL INCOME, NET	6 Months Ended
Jun. 30, 2023
Disclosure Text Block Supplement [Abstract]
FINANCIAL INCOME, NET	NOTE 7: FINANCIAL INCOME, NET
	Six Months ended June 30,
	2023	2022

Bank fees	(8)	(7)
Interest income	190	-
Exchange rate differences	(3)	7
Total financial income, net	$179	$-